Income (loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Common Share

The following table sets forth the computation of basic and diluted net income (loss) per common share:

	2015	2014	2013
	(Dollars In Thousands, Except Per Share Amounts)
Numerator:
Net (loss) income:	$(34,765)	$19,634	$54,962
Dividend requirements on Series E Redeemable Preferred	(2,287)	—	—
Dividends on Series B Preferred	(240)	(240)	(240)
Dividends on Series D Preferred	(60)	(60)	(60)
Accretion of Series E Redeemable Preferred	(686)	—	—
Total dividends, dividend requirements and accretion on preferred stocks	(3,273)	(300)	(300)

Numerator for basic net income (loss) per common share - net income (loss) attributable to common stockholders	(38,038)	19,334	54,662
Dividends on convertible preferred stocks assumed to be converted, if dilutive	300	—	300
Numerator for diluted net income (loss) per common share	$(37,738)	$19,334	$54,962

Denominator:
Denominator for basic net income (loss) per common share - weighted- average shares	22,758,873	22,575,053	22,465,176
Effect of dilutive securities:
Convertible preferred stocks	—	—	916,666
Unvested restricted stock	—	—	—
Warrants	—	—	—
Stock options	—	175,753	215,124
Dilutive potential common shares	—	175,753	1,131,790

Denominator for dilutive net income (loss) per common share - adjusted weighted-average shares and assumed conversions	22,758,873	22,750,806	23,596,966

Basic net income (loss) per common share:
Loss from continuing operations	$(2.17)	$0.21	$1.57
Income from discontinued operations, including taxes	$0.50	0.65	0.86
Net income (loss)	$(1.67)	$0.86	$2.43

Diluted net income (loss) per common share:
Loss from continuing operations	$(2.17)	$0.21	$1.51
Income from discontinued operations, including taxes	$0.50	0.64	0.82
Net income (loss)	$(1.67)	$0.85	$2.33

Antidilutive Securities Excluded from Computation of Earnings Per Share

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	2015	2014	2013
Convertible preferred stocks	916,666	916,666	—
Stock options	898,582	392,314	246,391
Warrants	314,808	—	—
Series E redeemable preferred stock - embedded derivative	34,998	—	—
Restricted stock	1,448	—	—
	2,166,502	1,308,980	246,391